Document and Entity Information	6 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Provision Holding, Inc.
Entity Central Index Key	0001335493
Amendment Flag	true
Amendment Description	Amendment
Document Type	S-1
Document Period End Date	Dec. 31, 2016
Entity Filer Category	Smaller Reporting Company